LINES OF CREDIT (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 01, 2025	Mar. 31, 2023	Dec. 31, 2023	Jun. 30, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Line of credit			$ 802,738	$ 802,738	$ 802,738
Maturity date		Jul. 31, 2023
Annual interest rate	3.50%
JP Morgan Chase Bank [Member]
Line of Credit Facility [Line Items]
Line of credit			$ 2,000,000
Maturity date	Dec. 31, 2025		Dec. 31, 2024
Annual interest rate			3.00%
Restricted cash			$ 2,100,000
Morgan Stanley [Member]
Line of Credit Facility [Line Items]
Line of credit			$ 1,980,937
Investments, Fair Value Disclosure					10,114
Other cash equivalents					$ 10,114